Significant Events - Transition to Clean Power in Alberta (Details) MMcf in Millions, CAD in Millions		3 Months Ended	12 Months Ended
	Dec. 06, 2017 km MMcf	Jun. 30, 2017 CAD	Dec. 31, 2017 pipeline MW
Investment [Line Items]
Number of pipelines needed to reduce operational risk (at least) | pipeline			2
Sundance Power Plant
Investment [Line Items]
Capacity of facility (in megawatts) | MW			2,141
Sundance Units 1 and 2
Investment [Line Items]
Capacity of facility (in megawatts) | MW			560
Sundance Unit 1
Investment [Line Items]
Impairment loss | CAD		CAD 20
Sundance Unit 2
Investment [Line Items]
Transition to Gas and Renewables Generation, Mothballing Term	2 years
Sundance Unit 3
Investment [Line Items]
Transition to Gas and Renewables Generation, Mothballing Term	2 years
Sundance Unit 4
Investment [Line Items]
Transition to Gas and Renewables Generation, Mothballing Term	2 years
Sundance Unit 5
Investment [Line Items]
Transition to Gas and Renewables Generation, Mothballing Term	1 year
Coal-fired fleet
Investment [Line Items]
PP&E useful life			75 years
Tidewater | Tidewater Brazeau River Pipeline
Investment [Line Items]
Natural gas pipeline, length (km) | km	120
Natural gas pipeline capacity (mmcf) | MMcf	130
Natural gas pipeline capacity, expansion capability (mmcf) | MMcf	340
Future option to acquire pipeline, ownership percentage	50.00%
Minimum | Gas conversion units
Investment [Line Items]
PP&E useful life			5 years
Maximum | Gas conversion units
Investment [Line Items]
PP&E useful life			10 years